BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Easy Shop and AM Outdoor [Member]
Business Acquisition [Line Items]
Schedule of the Purchase Price for Acquisition
The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$209
Other current assets	16,559
Property and equipment	67
Intangible assets:
Contract backlog	340	3 years
Customer relationship	677	3 years
Concessionagreements	7,646	7 years
Current liabilities	(15,299)
Deferred tax liabilities	(2,166)
Goodwill	7,190

Total	15,223
Represented by:
Cash consideration	13,935
Remeasurement of fair value of previously held10% interest	1,288

Total	$15,223

Summary of Unaudited Pro Forma Financial Information
	For the years
		ended December 31,
		2010
		(unaudited)

Pro forma revenues		$236,460
Pro forma net loss		(4,917)
Pro forma net loss per ordinary share-basic		(0.04)
Pro forma net loss per ordinary share-diluted		(0.04)

Acquisition of Dongding [Member]
Business Acquisition [Line Items]
Schedule of the Purchase Price for Acquisition
The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	$3
Other current assets	36
Property and equipment	102
Intangible assets:
Concession agreements	1,798	10 years
Current liabilities	(611)
Deferred tax liabilities	(449)
Goodwill	932

Total	1,811
Represented by:
Cash consideration	498
Remeasurement of fair value of previously held 30% interest	899
Fair value of 25% noncontrolling interest	414

Total	$1,811

Summary of Unaudited Pro Forma Financial Information
	For the years
		ended December 31,
		2010
		(unaudited)

Pro forma revenues		$236,491
Pro forma net loss		(4,956)
Pro forma net loss per ordinary share-basic		(0.04)
Pro forma net loss per ordinary share-diluted		(0.04)